Fair Value Measurements (Narrative) (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains or losses included in operating revenue in Level 3 fair value category	$ 2,000,000		$ 0	$ 2,000,000	$ 0
Level 3 | Corporate Office Building
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets, estimated fair value	22,000,000	$ 35,000,000		22,000,000
Impairment of Assets and Other Charges | Corporate Office Building
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges	15,000,000	91,000,000
Asset impairment charges after tax	11,000,000	$ 68,000,000
Virginia Electric and Power Company
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of assets and other charges	38,000,000		409,000,000	45,000,000	413,000,000
Unrealized gains or losses included in operating revenue in Level 3 fair value category	$ 0		$ 0	$ 0	$ 0